Customer and Brokered Deposit Accounts	12 Months Ended
Sep. 30, 2012
Customer and Brokered Deposit Accounts/Advances From Federal Home Loan Bank/Regulatory Capital Requirements [Abstract]
CUSTOMER AND BROKERED DEPOSIT ACCOUNTS

(10) CUSTOMER AND BROKERED DEPOSIT ACCOUNTS

Customer and brokered deposit accounts as of September 30 are illustrated in the following table. Dollar amounts are expressed in thousands.

	2012		2011
	Amount	%	Amount	%
Demand deposit accounts	$91,190	10	95,071	12
Savings accounts	126,174	14	137,174	17
Money market demand accounts	78,407	9	33,214	4
Certificate accounts	575,175	65	519,222	64
Brokered accounts	21,367	2	24,994	3

	$892,313	100	809,675	100

Weighted average interest rate	0.82%		1.27%

The aggregate amount of certificate accounts in excess of $100,000 was approximately $213.2 million and $147.9 million as of September 30, 2012 and 2011, respectively.

At September 30, 2012, the Bank had certificate accounts in the amount of $36.5 million which were acquired through a deposit listing service.

The following table presents contractual maturities of certificate accounts as of September 30, 2012. Dollar amounts are expressed in thousands.

	Maturing during the fiscal year ended September 30,
	2013	2014	2015	2016	2017	2018 and after	Total
Certificate accounts	$483,734	54,475	22,171	6,388	6,389	2,018	575,175
Brokered accounts	21,367	0	0	0	0	0	21,367

Total	$505,101	54,475	22,171	6,388	6,389	2,018	596,542

The following table presents interest expense on customer deposit accounts for the years ended September 30. Dollar amounts are expressed in thousands.

	2012	2011	2010
Savings accounts	$658	746	690
Money market demand and demand deposit accounts	525	291	320
Certificate and brokered accounts	7,968	14,184	16,466

	$9,151	15,221	17,476